INVESTMENTS (SCHEDULE OF CREDIT LOSSES RECOGNIZED IN EARNINGS) (Details) (Available-for-sale securities [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit losses on fixed maturity securities, available for sale, beginning of period	$ (1.3)	$ (1.6)	$ (2.0)
Add: credit losses on other-than-temporary impairments not previously recognized	0	0	0
Less: credit losses on securities sold	0.3	0.3	0.4
Less: credit losses on securities impaired due to intent to sell	0	0	0
Add: credit losses on previously impaired securities	0	0	0
Less: increases in cash flows expected on previously impaired securities	0	0	0
Credit losses on fixed maturity securities, available for sale, end of period	$ (1.0)	$ (1.3)	$ (1.6)